Receivable - Bitcoin Consideration (Details)	Oct. 23, 2025 USD ($) Bitcoin shares	Nov. 03, 2025 shares	Oct. 31, 2025 USD ($) Bitcoin $ / shares shares	Oct. 31, 2024 USD ($) Bitcoin shares
Receivable - Bitcoin Consideration [Line Items]
Shares issued			1,255,785	275,285
Number of bitcoins (in Bitcoin) | Bitcoin			100
Market price bitcoins (in Dollars) | $			$ 10,967,700
Warrants [Member]
Receivable - Bitcoin Consideration [Line Items]
Number of warrants issued			90,000,000
Warrants price per share (in Dollars per share) | $ / shares			$ 0.4
Bitcoin [Member]
Receivable - Bitcoin Consideration [Line Items]
Number of bitcoins (in Bitcoin) | Bitcoin			100
Market price bitcoins (in Dollars) | $			$ 10,967,700
Common Stock [Member]
Receivable - Bitcoin Consideration [Line Items]
Shares issued	30,000,000		30,000,000
Post reverse stock split	30,000,000
Post reverse stock split	750,000
Common Stock [Member] | Bitcoin [Member]
Receivable - Bitcoin Consideration [Line Items]
Shares issued		18,440,000
Number of bitcoins (in Bitcoin) | Bitcoin	100
Market price bitcoins (in Dollars) | $	$ 11,034,000